Summary of Significant Accounting Policies - Summary of Recognized Fair Values of Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Oct. 30, 2019
Assets:
Cash and cash equivalents			$ 1
Other receivables			19
Fixed assets			7
Intangibles			1,053
Goodwill	$ 725	$ 1,242	737
Total assets			1,817
Liabilities:
Accounts payable			186
Other current liabilities			9
Total liabilities			195
Net assets acquired			1,622
Heuro Canada Incorporation
Assets:
Cash and cash equivalents			1
Other receivables			19
Fixed assets			7
Intangibles			564
Goodwill			1,226
Total assets			1,817
Liabilities:
Accounts payable			186
Other current liabilities			9
Total liabilities			195
Net assets acquired			$ 1,622